UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item #1. Reports to Stockholders.

INDEX	Perkins Discovery Fund

Semi-Annual Report to Shareholders

PERKINS DISCOVERY FUND

For the Six Months ended
September 30, 2016
(unaudited)

September 30, 2016

Dear Shareholders:

The six-month period ended September 30, 2016 was very good for the Perkins Discovery Fund and micro-cap stocks in general. The Fund finished the period with a return of 27.06% versus 14.04% for the Wilshire Micro-Cap, 12.35% for the Russell 2000, 9.08% for the NASDAQ Composite and 5.27% for the S&P 500. Micro-cap stocks, overall, performed better than the market as a whole.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we acquired 7 new holdings and disposed of 4. As a result, the portfolio went from 21 holdings to 24. We started the period with 94.78% invested in securities and ended with 96.34% invested.

Our three best gaining stocks for the six-month period were Cardiovascular Systems, Inc., Depomed, Inc. and Inventure Foods, Inc. Cardiovascular Systems develops and markets orbital atherectomy medical devices for the treatment of peripheral and coronary artery disease. A long-term holding, which we originally purchased over seven years ago, the company has renewed its growth this year after reorganizing and revamping its sales force. Depomed, Inc. is a specialty pharmaceutical company focused on products to treat pain and other central nervous system conditions. Known for successfully building brands, Depomed has been a big winner for the fund since purchased in 2013. Their acquisition of the U.S. rights for NUCYNTA from Johnson and Johnson’s Janssen Pharmaceuticals provides them with another opportunity to build a major brand. Inventure Foods manufactures and markets specialty food brands in the better-for-you and indulgent categories. A long-term holding, Inventure Foods has rebounded this year as they recover from a recall in an existing product line.

The Fund’s three worst declining stocks for the period were LeMaitre Vascular, Inc., Rockwell Medical, Inc. and Synergy Resources Corp. LeMaitre develops, manufactures and markets disposable and implantable devices for the treatment of peripheral vascular disease. We sold our position during the period as we believed it had become overvalued after a long advance. Rockwell Medical is a biopharmaceutical company targeting end-stage renal disease and chronic kidney disease. We originally purchased shares in May of 2013 in a public offering by the company. Although still held at a profit, the stock has been down over the past year as they worked on obtaining a favorable reimbursement code for one FDA approved product, Triferic, and launching another, Calcitriol. Synergy Resources is a domestic oil and natural gas exploration and production company. Also still held at a profit for the Fund, Synergy is down with the price of oil. We continue to hold the stock for the company’s future horizontal drilling prospects in its highly productive Wattenburg holdings and its continued expansion in other parts of the D-J Basin.

The table below shows the Fund’s performance for various periods ended September 30, 2016.

	Perkins	Wilshire US		NASDAQ	S&P
Annualized	Discovery	Micro-Cap	Russell 2000	Composite	500
Total Return	Fund	Index	Index	Index	Index

Since 4-9-98 Inception	9.80%	7.30%	5.32%	5.96%	3.68%
Fifteen Year	7.26%	9.64%	7.81%	8.80%	5.01%
Ten Year	4.54%	4.79%	5.60%	8.93%	4.96%
Five Year	9.43%	14.70%	14.21%	17.07%	13.89%
Three Year	0.99%	4.30%	5.24%	12.09%	8.84%
One Year	16.10%	10.71%	13.71%	14.97%	12.93%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, the return would be reduced.

After a decline into the first quarter the market in general was up during the six-month period, although it has pulled back more recently as we come into the election, an uncertain time while results are awaited. Small- and micro-cap indexes outperformed the larger indexes during the period, after lagging for several years. Once the uncertainty of the coming election is behind us, we expect a continued good market, with small company stocks continuing to lead.

We cannot control the action of the market; however, we will continue to choose stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Discovery Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard W. Perkins, C.F.A.	Daniel S. Perkins, C.F.A.
President	Executive Vice President

Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Dow Jones Wilshire Micro-Cap Index is formed by taking the 2,500 smallest companies, as measured by Market Capitalization of the Dow Jones Wilshire 5000 Index. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by First Dominion Capital Corp. (11/16)

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 96.39%

AMBULATORY HEALTH CARE SERVICES – 5.18%
U.S. Physical Therapy, Inc.	6,250	$391,875

COMPUTER PROGRAMMING – 6.50%
Computer Task Group, Inc.	30,000	141,000
SITO Mobile Ltd.*	35,000	154,000
USA Technologies, Inc.*	35,000	196,175

		491,175

FOOD & BEVERAGE MANUFACTURING – 11.07%
Craft Brew Alliance, Inc.*	12,000	225,960
Inventure Foods, Inc.*	65,000	611,000

		836,960

HEALTH CARE MANUFACTURING – 14.65%
AtriCure, Inc.*	25,000	395,500
Cardiovascular Systems, Inc.*	30,000	712,200

		1,107,700

HEALTH CARE DRUGS/SERVICES – 17.45%
BioScrip, Inc.*	55,000	158,950
Depomed, Inc.*	30,000	749,700
NeoGenomics, Inc.*	50,000	411,000

		1,319,650

HEALTH CARE SUPPLIES – 15.95%
AxoGen Corp.*	60,000	541,800
Cogentrix Medical, Inc.*	72,662	132,245
IRIDEX Corp.*	12,500	181,125
Merit Medical Systems, Inc.*	7,000	170,030
Surmodics, Inc.*	6,000	180,540

		1,205,740

HEALTH CARE SUPPORT – 8.11%
BioTelemetry, Inc.*	15,000	278,550
Rockwell Medical, Inc.*	50,000	335,000

		613,550

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

IT SERVICES – 2.66%
Perficient, Inc.*	10,000	$201,500

OIL & GAS – 3.67%
Synergy Resources Corp.*	40,000	277,200

POLLUTION CONTROL EQUIPMENT – 1.10%
LiqTech International, Inc.*	100,000	83,000

SOFTWARE SERVICES – 10.05%
Digital Turbine, Inc.*	50,000	52,500
ePlus, Inc.*	5,000	472,050
InnerWorkings, Inc.*	25,000	235,500

		760,050

TOTAL COMMON STOCKS – 96.39%
(Cost: $3,837,497)		7,288,400

SHORT TERM INVESTMENT – 3.66%
Fidelity Prime Fund #690 Money Market Fund 0.32%**
(Cost: $276,588)	276,588	276,588

TOTAL INVESTMENTS – 100.05%
(Cost: $4,114,085)		7,564,988
Liabilities, in excess of other assets – (0.05%)		(4,088)

NET ASSETS – 100.00%		$7,560,900

* Non-Income producing
** Effective 7 day yield as of September 30, 2016

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $4,114,085) (Note 1)	$7,564,988
Receivable for capital stock sold	5,041
Dividends and interest receivable	1,837
Receivable from investment manager	17,445
Prepaid expenses	16,968

TOTAL ASSETS	7,606,279

LIABILITIES
Accrued 12b-1 fees	286
Accrued administration, transfer agent and accounting fees	4,886
Accrued professional fees	35,221
Other accrued expenses	4,986

TOTAL LIABILITIES	45,379

NET ASSETS	$7,560,900

Net Assets Consist of:
Paid-in-capital	$5,255,650
Accumulated undistributed net investment income (loss)	(103,645)
Accumulated net realized gain (loss) on investments	(1,042,008)
Net unrealized appreciation (depreciation) of investments	3,450,903

Net Assets	$7,560,900

NET ASSET VALUE PER SHARE
Investor Class Shares:
Net Assets	$7,560,900
Shares Outstanding (unlimited number of shares of
beneficial interest authorized without par value)	216,134
Net Asset Value and Offering Price Per Share	$34.98

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF OPERATIONS
Six months ended September 30, 2016 (unaudited)

INVESTMENT INCOME
Dividend	$6,850
Interest	510

Total investment income	7,360

EXPENSES
Investment management fees (Note 2)	34,266
12b-1 fees (Note 2)	8,566
Recordkeeping and administrative services (Note 2)	9,544
Accounting fees (Note 2)	11,481
Custody fees	1,652
Transfer agent fees (Note 2)	6,786
Professional fees	19,481
Filing and registration fees	5,618
Trustee fees	2,286
Compliance fees	3,561
Shareholder servicing and reports	5,298
Insurance	2,375
Other	8,718

Total expenses	119,632
Management fee waivers (Note 2)	(39,487)

Net Expenses	80,145

Net investment income (loss)	(72,785)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	516,334
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	1,179,936

Net realized and unrealized gain (loss) on investments	1,696,270

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,623,485

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	September 30, 2016	Year ended
	(unaudited)	March 31, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(72,785)	$(160,672)
Net realized gain (loss) on investments	516,334	233,220
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	1,179,936	(2,487,853)

Increase (decrease) in net assets from operations	1,623,485	(2,415,305)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	366,332	855,987
Shares redeemed	(606,626)*	(1,881,705)*

Increase (decrease) in net assets from
capital stock transactions	(240,294)	(1,025,718)

NET ASSETS
Increase (decrease) during year	1,383,191	(3,441,023)
Beginning of year	6,177,709	9,618,732

End of year (including accumulated net
investment income (loss)	$7,560,900	$6,177,709

Includes undistributed net
investment income (loss) of:	$(103,645)	$(30,860)

* Includes redemption fees of $– and $512, respectively.

See Notes to Financial Statements

PERKINS DISCOVERY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Six months ended September 30, 2016		Year Ended March 31,

	(unaudited)		2016		2015		2014		2013	2012

Net asset value,
beginning of period	$27.52		$37.54		$38.98		$30.23		$25.99	$30.45

Investment activities
Net investment
income (loss)(1)	(0.33)		(0.67)		(0.71)		(0.62)		(0.34)	0.39
Net realized and
unrealized gain (loss)
on investments	7.79		(9.35)		(0.73)		9.37		4.98	(4.78)

Total from investment
activities	7.46		(10.02)		(1.44)		8.75		4.64	(4.39)

Distributions
Net investment
income	-		-		-		-		(0.40)	(0.08)

Total distributions	-		-		-		-		(0.40)	(0.08)

Paid-in capital from
redemption fees	-		-	(2)	-		-		-	0.01

Net asset value,
end of period	$34.98		$27.52		$37.54		$38.98		$30.23	$25.99

Total Return	27.11%	**	(26.69%	)	(3.69%	)	28.94%		18.10%	(14.37% )

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.49%	*	3.27%		2.84%		2.83%		3.18%	2.48%
Expenses, net of
waiver (Note 2)	2.34%	*	2.25%		2.16%		2.00%		2.00%	2.00%
Net investment
income (loss)	(2.12%	)*	(2.01%	)	(1.96%	)	(1.81%	)	(1.30% )	1.22%
Portfolio turnover rate	15.65%	**	2.20%		21.13%		23.98%		12.97%	14.00%
Net assets, end of
period (000’s)	$7,561		$6,178		$9,619		$12,602		$10,491	$12,272

(1) Per share amounts calculated using the average share method.
(2) Less than $0.01 per share.
* Annualized
** Not annualized

See Notes to Financial Statements

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“WFT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of WFT.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016 (unaudited)

believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$7,288,400	$–	$–	$7,288,400
Short term Investments	276,588	–	–	276,588

	$7,564,988	$–	$–	$7,564,988

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended September 30, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended September 30, 2016.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2014–2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2016, there were no such classifications.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016 (unaudited)

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Perkins Capital Management, Inc. (“Perkins”) provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Perkins received and waived investment management fees and reimbursed expenses for the six months ended September 30, 2016 as follows:

Fee Earned	Fee Waived	Expenses Reimbursed
$34,266	$34,266	$5,221

Perkins has contractually agreed to reduce its fees and/or pay Fund expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of such Fund’s business, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 2.50% of the Fund’s average net asset (the “Expense Cap”). The Expense Cap will remain in effect until at least July 31, 2017. The Agreement may be terminated at any time by the Board upon 60 days’ notice to Perkins, or by Perkins with the consent of the Board. Each waiver or reimbursement of an expense by Perkins is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Funds as of September 30, 2016, and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates

2017	2018	2019	2020	Total
$98,106	$72,133	$81,786	$39,487	$291,512

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the Advisor as Distribution Coordinator of the Fund. The Plan provides that the Fund may pay a fee to the Advisor at an annual rate of up to 0.25% of average daily net assets of the Fund in consideration for distribution related services.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016 (unaudited)

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the six months ended September 30, 2016, the following expenses were incurred:

Class	Type of Plan	Fees Incurred

Investor	12b-1	$8,566
Investor	Shareholder Services	$1,193

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter and distributor in the continuous public offering of the Fund’s shares. For the six months ended September 30, 2016, FDCC received no commissions or underwriting fees from the sale of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended September 30, 2016, the following fees were earned:

Administration	Transfer Agent	Pricing Agent
$9,544	$6,786	$11,481

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended September 30, 2016, were as follows:

Purchases	Sales

$1,037,872	$1,297,793

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended September 30, 2016 and the year ended March 31, 2016, no distributions were paid.

As of September 30, 2016, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated net investment income (loss)	$(103,645)
Accumulated net realized gain (loss)	(1,042,008)
Net unrealized appreciation (depreciation) on investments	3,450,903

$2,305,250

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of March 31, 2016, the Fund has a capital loss carryforward of $1,558,342 available to offset future capital gains. $860,612 of the loss carryforward expires in 2018, $261,554 of short-term and $436,176 of long-term can be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Total Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$4,114,085	$3,710,423	$(259,520)	$3,450,903

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	Six months ended
	September 30, 2016		Year ended
	(unaudited)		March 31, 2016

	Shares	Amount	Shares	Amount

Shares sold	11,090	$366,332	23,495	$855,987
Shares redeemed	(19,445)	(606,626)	(55,214)	(1,881,705)

Net increase (decrease)	(8,355)	$(240,294)	(31,719)	$(1,025,718)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PERKINS DISCOVERY FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2016 and held for the six months ended September 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect and transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio	Expenses Paid During Period Ended* September 30, 2016
Actual	$1,000	$1,271.08	2.34%	$13.32
Hypothetical**	$1,000	$1,013.30	2.34%	$11.81

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.
** 5% return before expenses

Investment Adviser:
Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-17694

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Independent Registered Public Accounting Firm:
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.      CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 6, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: December 6, 2016

* Print the name and title of each signing officer under his or her signature.